Note 10 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Net operating loss carryforwards	$ 8,650,404	$ 6,033,726
Stock option compensation	1,754,906	1,641,354
Orphan Drug credits	1,306,682	647,937
Capitalized start-up costs and other	12,788,834	12,403,925
Valuation allowance	(24,471,392)	(20,726,942)
Deferred tax assets	$ 0	$ 0